TYPE                    13F-HR
PERIOD                  03/31/2013
FILER
	CIK             0001103887
	CCC            	6$xtnrnj
SROS                    NONE
SUBMISSION-CONTACT
	NAME            Jennifer Nam
	PHONE           212-297-2950

			UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			WASHINGTON D.C. 20549


			FORM 13F
		FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: Mar 31, 2013
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one) : [   ] is a restatement
				  [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:           NWI Management, LP
Address:        623 fifth Ave, 23 FLOOR
		New York, NY 10022

13F File Number:  028-05499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name : Jennifer W. Nam
Title: Chief Compliance Officer
Phone: 212-297-2958
Signature, Place, and Date of Signing:

	Jennifer Nam, New York, April 23, 2013

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 11 LINES

Form 13F Information Table Value Total: AMOUNT $206329(thousands)


							      FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
  Column 1             	   Column 2    		Column 3   	Column 4          Column 5   Column 6 Column 7        Column 8
                                                        	Value     SHRS OR   SH/  PUT/ Invstmt  Other   Voting Authority (Shares)
Name of Issuer             Title of Class   	CUSIP      	(x$1000   PRN AMT  PRN  CALL  Dscretn  Mgrs    Sole     Share    None
------------------------------------------------------------------------------------------------------------------------------------
APPLE INC	              COM	         37833100	35413	  80000	   SH		  80000		  80000
ARCELORMITTAL SA LUXEMBOURG   NY REGISTRY SH	 3938L104	13093	1004800	   SH		1004800		1004800
DELTA AIR LINES INC DEL	      COM NEW	        247361702	 3302	 200000	   SH		 200000		 200000
GOLDMAN SACHS GROUP INC	      COM	         3814G104	14715	 100000	   SH		 100000		 100000
ISHARES TR	              MSCI BRAZIL	464286400	19068	 350000	   SH		 350000		 350000
ISHARES TR	              FTSE CHINA25 IDX	464287184	84141	2278397	   SH		2278397		2278397
MARKET VECTORS ETF TR	      RUSSIA SMALLCP	57060U399	11381	 410135	   SH		 410135		 410135
MELCO CROWN ENTMT LTD	      ADR	        585464100	 4670	 200000	   SH		 200000		 200000
MGM RESORTS INTERNATIONAL     COM	        552953101	 5260	 400000	   SH		 400000		 400000
TIME WARNER CABLE INC	      COM	        88732J207	 9606	 100000	   SH		 100000		 100000
VODAFONE GROUP PLC NEW	      SPONS ADR NEW	92857W209	 5680	 200000	   SH		 200000		 200000
			                                       206329

